As filed with the Securities and Exchange Commission on March 21, 2017

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 485	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 486

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Carmine Lekstutis, Esq. JPMorgan Chase & Co. 270 Park Avenue New York, NY 10017	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (b).

☐	on pursuant to paragraph (a)(1).

☐	on (date) pursuant to paragraph (a)(2).

If	appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 485 relates to the following funds:

J.P. Morgan Income Funds

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

J.P. Morgan Funds

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

J.P. Morgan Municipal Bond Funds

JPMorgan Intermediate Tax Free Bond Fund

J.P. Morgan U.S. Equity Funds

JPMorgan Hedged Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan Value Advantage Fund

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

JPMorgan SmartRetirement 2055 Fund

JPMorgan SmartRetirement 2060 Fund

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 21st day of March, 2017.

JPMorgan Trust I

By:	Brian S. Shlissel*
Brian S. Shlissel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on March 21, 2017.

	Dr. Matthew Goldstein*	Marilyn McCoy*
	Dr. Matthew Goldstein Trustee	Marilyn McCoy Trustee

	John F. Finn*	Mitchell M. Merin*
	John F. Finn Trustee	Mitchell M. Merin Trustee

	Dennis Harrington*	Robert A. Oden, Jr.*
	Dennis Harrington Trustee	Robert A. Oden, Jr. Trustee

	Frankie D. Hughes*	Marian U. Pardo*
	Frankie D. Hughes Trustee	Marian U. Pardo Trustee

	Peter C. Marshall*	Frederick W. Ruebeck*
	Peter C. Marshall Trustee	Frederick W. Ruebeck Trustee

	Mary E. Martinez*	James J. Schonbachler*
	Mary E. Martinez Trustee	James J. Schonbachler Trustee

	Laura M. Del Prato*	Brian S. Shlissel*
	Laura M. Del Prato Treasurer and Principal Financial Officer	Brian S. Shlissel President and Principal Executive Officer

*By:	/s/ Carmine Lekstutis
Carmine Lekstutis Attorney-in-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase